Bonds and Loans - Additional Information (Details)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Jun. 06, 2019 JPY (¥)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowing availability | ¥					¥ 700,000,000,000
Short-term borrowing | ¥	¥ 300,000,000,000
Hybrid subordinated bonds
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | ¥	¥ 500,000,000,000			¥ 500
Spread on variable interest rate	1.72%	1.72%	1.72%	172.00%
Hybrid subordinated bonds | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate	1.75%	1.75%	1.75%	1.75%
Hybrid subordinated bonds | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate	2.75%	2.75%	2.75%	2.75%
Senior Variable Rate Notes EUR due 2020
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €								€ 1,000,000,000
Senior Variable Rate Notes EUR due 2020 | EURIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate								0.55%	0.55%
Senior Variable Rate Notes EUR due 2022
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €								€ 750,000,000
Senior Variable Rate Notes EUR due 2022 | EURIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate								1.10%	1.10%
Senior Fixed Rate Notes EUR due 2020
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €								€ 1,250,000,000
Interest rate								0.375%	0.375%
Senior Fixed Rate Notes EUR due 2022
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €								€ 1,500,000,000
Interest rate								1.125%	1.125%
Senior Fixed Rate Notes EUR due 2026
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €								€ 1,500,000,000
Interest rate								2.25%	2.25%
Senior Fixed Rate Notes EUR due 2030
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €								€ 1,500,000,000
Interest rate								3.00%	3.00%
Senior Fixed Rate Notes USD due 2020
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 4,500,000,000						$ 1,000,000,000
Interest rate								3.80%	3.80%
Senior Fixed Rate Notes USD due 2021
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount									$ 1,250,000,000
Interest rate								4.00%	4.00%
Senior Fixed Rate Notes USD due 2023
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount									$ 1,500,000,000
Interest rate								4.40%	4.40%
Senior Fixed Rate Notes USD due 2028
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount									$ 1,750,000,000
Interest rate								5.00%	5.00%
Syndicated Loans due 2019
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | ¥					¥ 500,000,000,000
Syndicated Loans due 2019 | TIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate					0.10%	0.10%	0.10%
Syndicated Loans due 2024
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount							$ 7,500,000,000
Syndicated Loans due 2024, EUR tranche
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 3,300,000,000			€ 3,057,000,000	3,500,000,000
Japan Bank for International Cooperation due 2025
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount							$ 3,700,000,000
Japan Bank for International Cooperation due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.60%	0.60%	0.60%		0.60%	0.60%	0.60%
Unsecured Senior Notes due 2019
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 8,800,000,000				$ 3,300,000,000
Interest rate					1.90%	1.90%	1.90%
Unsecured Senior Notes due 2021
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount							$ 3,300,000,000
Interest rate					2.40%	2.40%	2.40%
Unsecured Senior Notes due 2023
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount							$ 2,500,000,000
Interest rate					2.875%	2.875%	2.875%
Unsecured Senior Notes due 2026
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount							$ 3,000,000,000
Interest rate					3.20%	3.20%	3.20%
Unsecured Senior Notes due 2020
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			1,520,000,000				$ 405,000,000
Interest rate					2.875%	2.875%	2.875%
Unsecured Senior Notes due 2022
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount							$ 220,000,000
Interest rate					3.60%	3.60%	3.60%
Unsecured Senior Notes due 2025
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount							$ 800,000,000
Interest rate					4.00%	4.00%	4.00%
Unsecured Senior Notes due 2045
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount							$ 500,000,000
Interest rate					5.25%	5.25%	5.25%
USD Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity							$ 2,100,000,000
USD Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 500,000,000
Interest rate	2.45%	2.45%	2.45%
Hedged item, liabilities							200,000,000
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities							925,000,000
USD Syndicated Loans 2017 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.50%	0.50%	0.50%
Syndicated Loans 2013
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities | ¥	¥ 60,000,000,000
Syndicated Loans 2013 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.01%	0.01%	0.01%
Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	0.35%	0.35%	0.35%
Hedged item, liabilities							$ 575,000,000
Syndicated Loans 2021
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities		€ 1,500,000,000	$ 2,000,000,000